Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2021
Discontinued operations
Schedule of financial statements in relation to the discontinued operations

(Euro, in thousands)
Consideration received in cash and cash equivalents	€37,080
Total consideration received	€37,080

January 4, 2021

(Euro, in thousands)
Intangible assets	€21
Property, plant and equipment	10,050
Other non-current assets	160
Trade and other receivables	4,428
Cash and cash equivalents	7,884
Other current assets	863
Total assets	23,406

Non-current lease liabilities	4,115
Other non-current liabilities	70
Trade and other liabilities	4,479
Current lease liabilities	727
Income tax payable	356
Total liabilities	9,747

Net assets disposed of	€13,658

(Euro, in thousands)
Consideration received	€37,080
Net assets disposed of	(13,658)
Effect of cumulative translation adjustments reclassified from equity on loss of control	(731)
Costs associated to the sale	(500)
Gain on disposal	€22,191

(Euro, in thousands)
Consideration received in cash and cash equivalents	€37,080
Less: cash and cash equivalents balances disposed of	(7,884)
Total consideration received, net of cash disposed of	29,196
Costs associated to the sale	(500)
Cash in from disposal of subsidiaries, net of cash disposed of	€28,696

	Six months ended June 30,
	2021	2020

	(Euro, in thousands, except share and per share data)
Revenues	€—	€7,369
Other income	—	—
Total revenues and other income	—	7,369

Gain on disposal of subsidiaries	22,191	—

Research and development expenditure	—	(2,976)
Sales and marketing expenses	—	—
General and administrative expenses	—	(801)
Total operating expenses	—	(3,777)

Operating income	22,191	3,592

Other financial income	—	74
Other financial expenses	—	(65)

Income before tax	22,191	3,601

Income taxes	—	—

Net income	€22,191	€3,601

Basic income per share	€0.34	€0.06
Diluted income per share	€0.34	€0.05
Weighted average number of shares - Basic (in '000 shares)	65,470	64,834
Weighted average number of shares - Diluted (in '000 shares)	66,109	68,151

	Six months ended June 30,
	2021	2020

	(Euro, in thousands)
Net cash flows generated from operating activities	€—	€3,031
Net cash flows generated from/used in (-) investing activities	28,696	(953)
Net cash flows used in financing activities	—	(352)
Net cash flows from discontinued operations	€28,696	€1,726